Schedule of changes in contract liabilities (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
ContractLiabilitiesLineItems [Line Items]
Balance at the beginning of the year	₨ 1,029,978
Balance at the end of the year	863,749	₨ 1,029,978
Advances from customer [member]
ContractLiabilitiesLineItems [Line Items]
Balance at the beginning of the year	1,027,588	622,178
Revenue recognized during the year	(2,383,175)	(520,441)
Refund during the year	(5,117)	(9,103)
Advances received during the year	2,221,942	934,954
Balance at the end of the year	₨ 861,238	₨ 1,027,588